Organization and business (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of significant subsidiaries
Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2021	2020

Euro Tech (Far East) Limited	100%	100%	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Euro Tech Trading (Shanghai) Limited	100%	100%	The PRC	Inactive

Shanghai Euro Tech Limited	100%	100%	The PRC	Manufacturing of analytical and testing equipment

Shanghai Euro Tech Environmental Engineering Company Limited	-	100%	The PRC	Inactive

Euro Tech (China) Limited	-	-	Hong Kong	Inactive
Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2021	2020

Yixing Pact Environmental Technology Co., Ltd.	58%	58%	The PRC	Design, manufacturing and operation of water and waste water treatment machinery and equipment

Pact Asia Pacific Limited	58%	58%	The British Virgin Islands	Selling of environmental protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services

Affiliate:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd. (“Blue Sky”)	19.4%*	19.4%*	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted

ZHEJIANG TIANLAN
Schedule of significant subsidiaries
Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2021	2020

Zhejiang Tianlan Environmental Protection Engineering Company Limited	100%*	100%*	PRC	Design, general contract, installation and operating management of environmental protection projects

Hangzhou Tianlan Environmental Protection Equipment Company Limited	51%	51%	PRC	Manufacturing and installation services of environmental protection equipment

Hangzhou Tianlan Pure Environmental Protection Technology Company Limited	38.25%	38.25%	PRC	Manufacturing of environmental protection equipment

Hangzhou Tiancan Environmental Technology Company Limited	80%	80%	PRC	Manufacturing of environmental protection equipment